Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest In Consolidated Subsidiaries [Abstract]
Summary of Non-Controlling Interest in its Consolidated Subsidiaries
An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2024 and 2023 is as follows:

	December 31, 2024		December 31, 2023
Coca-Cola FEMSA	Ps.	82,522	Ps.	73,151
Proximity Americas Division		1,031		1,046
Other		76		312
	Ps.	83,629	Ps.	74,509

Summary of Changes in Non-Controlling Interest
The changes in the FEMSA’s non-controlling interest were as follows:

	2024		2023		2022
Balance at beginning of the period	Ps.	74,509	Ps.	75,197	Ps.	72,516
Net income of non-controlling interest		13,501		10,988		10,834
Other comprehensive loss:		2,608		(3,465)		(2,198)
Exchange differences on translation of foreign operation		2,235		(3,325)		(1,558)
Remeasurements of the net defined benefits liability		(478)		87		173
Valuation of the effective portion of derivative financial instruments		851		(227)		(813)
Dividends		(6,801)		(6,551)		(6,176)
Share based payment		(5)		22		(57)
Other acquisitions and remeasurements		(186)		—		5
Repurchase of non-controlling interests		—		—		(79)
Contribution from non-controlling interest		—		—		352
Disposals of businesses (Envoy and others)		3		(1,682)		—
Balance at end of the period	Ps.	83,629	Ps.	74,509	Ps.	75,197

Summary of Non-Controlling Interest's Accumulated Other Comprehensive Loss
Non-controlling interest’s accumulated other comprehensive loss is comprised as follows:

	December 31, 2024		December 31, 2023
Exchange differences on translation foreign operation	Ps.	(10,647)	Ps.	(12,882)
Remeasurements of the net defined benefits liability		(813)		(335)
Valuation of the effective portion of derivative financial instruments		544		(307)
Accumulated other comprehensive loss	Ps.	(10,916)	Ps.	(13,524)

Summary of Financial Information of Coca-Cola FEMSA
Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2024		December 31, 2023
Total current assets	Ps.	75,132	Ps.	67,738
Total non-current assets		232,854		205,782
Total current liabilities		67,171		54,916
Total non-current liabilities		90,274		84,899
Total revenue	Ps.	279,793	Ps.	245,088
Consolidated net income		24,549		20,226
Consolidated comprehensive income for the year, net of tax	Ps.	29,706	Ps.	14,104
Net cash flows generated from operating activities		42,442		42,289
Net cash flows used in investing activities		(23,392)		(20,070)
Net cash flows used in financing activities		(19,642)		(26,352)